Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares Previously Reported	Ordinary Shares Retroactive Application of Recapitalization	Ordinary Shares	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Retroactive Application of Recapitalization	Additional Paid-in Capital	Retained Earnings Previously Reported	Retained Earnings Retroactive Application of Recapitalization	Retained Earnings	Accumulated Other Comprehensive Loss Previously Reported	Accumulated Other Comprehensive Loss Retroactive Application of Recapitalization	Accumulated Other Comprehensive Loss	Total Shareholders’ Equity Previously Reported	Total Shareholders’ Equity Retroactive Application of Recapitalization	Total Shareholders’ Equity	Non- Controlling Interest Previously Reported	Non- Controlling Interest Retroactive Application of Recapitalization	Non- Controlling Interest	Previously Reported	Retroactive Application of Recapitalization	Total
Balance at Dec. 31, 2023		$ 20	$ 1,980	$ 2,000	$ 7,877,520	$ (1,980)	$ 7,875,540	$ 4,960,116		$ 4,960,116	$ (41,439)		$ (41,439)	$ 12,796,217		$ 12,796,217	$ 115,816		$ 115,816	$ 12,912,033		$ 12,912,033
Balance (in Shares) at Dec. 31, 2023	[1]	200,000	19,800,000	2,500,000
Retroactive application of Reverse Stock Split
Retroactive application of Reverse Stock Split (in Shares)	[1]			(17,500,000)
Net (loss) income										(442,708)						(442,708)			(2,916)			(445,624)
Balance at Jun. 30, 2024				$ 2,000			7,875,540			4,517,408			(41,439)			12,353,509			112,900			12,466,409
Balance (in Shares) at Jun. 30, 2024	[1]			2,500,000
Balance at Dec. 31, 2024		$ 2,598		$ 2,598	$ 10,575,529		10,575,529	$ 133,277		133,277	$ (41,439)		(41,439)	$ 10,669,965		10,669,965	$ 123,523		123,523	$ 10,793,488		10,793,488
Balance (in Shares) at Dec. 31, 2024	[1]	25,976,936		3,247,117
Retroactive application of Reverse Stock Split
Retroactive application of Reverse Stock Split (in Shares)	[1]		(22,729,819)
Net (loss) income										(416,808)						(416,808)			1,610			(415,198)
Share based compensation							663,202									663,202						663,202
Balance at Jun. 30, 2025				$ 2,598			$ 11,238,731			$ (283,531)			$ (41,439)			$ 10,916,359			$ 125,133			$ 11,041,492
Balance (in Shares) at Jun. 30, 2025	[1]			3,247,117

[1]	The share data has been retroactively restated to reflect the current capital structure of the Company.